Multiemployer Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended								12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Multiemployer Active and Postretirement Benefit Plans Other Than Pensions [Member]	Dec. 29, 2012 Multiemployer Active and Postretirement Benefit Plans Other Than Pensions [Member]	Jan. 01, 2011 Multiemployer Active and Postretirement Benefit Plans Other Than Pensions [Member]	Dec. 28, 2013 Minimum [Member]	Mar. 22, 2014 Minimum [Member]	Dec. 28, 2013 Maximum [Member]	Mar. 22, 2014 Maximum [Member]	Dec. 28, 2013 Dominick's Stores [Member] plan	Mar. 31, 2011 Southern California United Food and Commercial Workers Unions and Food Employers Joint Pension Plan [Member] Minimum [Member]
Multiemployer Plans [Line Items]
Multiemployer pension plan contributions		$ 259.2	$ 248.7	$ 238.2	$ 302.0	$ 473.3	$ 733.4
Multiemployer pension plan, withdrawal obligation, number of plans												4
Multiemployer pension plan, withdrawal obligation	347.3	310.8										310.8
Multiemployer pension plan, withdrawal obligation annual installment								$ 10	$ 10	$ 20	$ 20
Multiemployer pension plan, withdrawal obligation payment period	20 years	20 years
Multiemployer plan surcharge, percent of contribution								5.00%		10.00%
Contribution to pension plan, more than 5%													5.00%